Document and Entity Information	Oct. 09, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 09, 2020
Entity Registrant Name	AGILYSYS INC
Entity Central Index Key	0000078749
Current Fiscal Year End Date	--03-31
Entity Emerging Growth Company	false
Entity File Number	000-5734
Entity Incorporation, State or Country Code	OH
Entity Tax Identification Number	34-0907152
Entity Address, Address Line One	1000 Windward Concourse
Entity Address, Address Line Two	Suite 250
Entity Address, City or Town	Alpharetta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30005
City Area Code	770
Local Phone Number	810-7800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, without par value
Trading Symbol	AGYS
Security Exchange Name	NASDAQ